CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows (Used In) Provided By:
Net loss for the year	$ (622,615)	$ (1,103,902)	$ (269,508)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	31,662	23,306	24,085
Share-based compensation	36,433	250,819	64,403
Inventory obsolescence	13,561	28,243	22,453
Gain on disposal of equipment	(26,067)
Changes in operating assets and liabilities:
Receivables	(14,510)	21,627	137,539
Prepaid expenses	(17,205)	7,891	9,396
Inventory	(2,018)	(10,618)	(67,842)
Deferred revenue	(3,188)	3,188
Due to related parties			311,233
Accrued dividends payable			(734,228)
Accounts payable and accrued liabilities	56,304	(79,268)	(24,454)
Net cash used in operating activities	(547,643)	(858,714)	(526,923)
Investing Activities
Purchase of equipment	(14,797)	(22,009)	(11,402)
Proceeds from disposition of equipment	42,500
Net cash provided by (used in) investing activities	27,703	(22,009)	(11,402)
Financing Activities
Proceeds from loans payable to related parties	558,225	847,630	534,294
Principal portion of lease payments	(12,518)	(5,831)
Net cash provided by financing activities	545,707	841,799	534,294
Net Increase (Decrease) in Cash	25,767	(38,924)	(4,031)
Cash, Beginning of Year	17,206	56,130	60,161
Cash, End of Year	$ 42,973	17,206	56,130
Non-cash investing and financing activities
Acquisition of assets under capital leases		$ 53,139
Issuance of preferred shares to settle related party debt			$ 7,863,855